Share-Based Compensation - Summary of Phantom Share Activity (Detail) (USD $)	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013 Dean Foods Net Investment [Member] Phantom Shares [Member]	Jun. 30, 2014 WhiteWave Foods [Member] Phantom Share Units (PSUs) [Member]	Dec. 31, 2013 WhiteWave Foods [Member] Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	397,618	571,079	225,771
Granted	0	1,614	214,391
Converted/paid	(156,247)	(206,833)	(80,761)
Forfeited	(7,442)	(32,320)	(45,128)
Transferred	2,360
Converted to WhiteWave phantom shares at Distribution	(236,289)	(279,504)	(256,806)
Outstanding at ending balance		54,036	571,079
Outstanding Weighted average exercise price, beginning balance	$ 11.43	$ 17.11	$ 17.00
Granted, Weighted average exercise price	$ 0	$ 17.00	$ 15.24
Converted/paid, Weighted average exercise price	$ 11.09	$ 17.68	$ 17.17
Forfeited, Weighted average exercise price	$ 11.45	$ 17.11	$ 17.12
Transferred, Weighted average exercise price	$ 11.90
Converted to WhiteWave phantom shares at Distribution, Weighted average exercise price	$ 11.31	$ 16.81	$ 18.79
Outstanding, Weighted average exercise price, ending balance		$ 16.48	$ 17.11